Condensed Consolidated Interim Statements of Cash Flows Q - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Operating activities
Income / (loss) for the period	$ 240,316	$ 229,201
Adjustments for:
Digital assets sales revenue	(16,804,116)	(5,610,308)
Digital assets sales cost	16,776,387	5,791,111
Impairment of digital assets	149,162	41,741
Provision for credit losses	1,024	0
Depreciation and amortization	27,468	33,464
Other impairment loss	87,251	0
Equity based compensation	38,476	54,946
Noncash management fee	56,925	0
Noncash borrowing costs	103,813	43,042
Noncash lending and net staking income	(101,473)	(126,412)
Net (gains) / losses from operations	(1,091,745)	(616,504)
Net unrealized (gain) / loss on notes payable – derivative	35,544	15,144
Noncash notes interest expense	30,851	14,446
Taxes	70,099	(11,467)
Other noncash adjustments	1,008	(925)
Changes in operating assets and liabilities:
Digital assets	1,029,302	190,218
Digital assets receivable	9,156	33
Derivative assets / liabilities	115,247	188,434
Accounts receivable	(11,934)	(6,571)
Prepaid expenses and other assets	(52,530)	5,464
Other non-current assets	(140,395)	0
Collateral receivable / payable	(54,866)	70,274
Accounts payable and accrued liabilities	21,013	28,900
Other current liabilities	150,550	(154,924)
Other non-current liabilities	184,265	(6,572)
Net cash provided by / (used in) operating activities	756,948	172,735
Investing activities
Proceeds from repayments and maturities of loans receivable	136,188	152,741
Origination of loans receivable	(300,016)	(154,380)
Purchase of property, equipment and intangible assets	(634,509)	(33,118)
Acquisitions	(1,000)	(2,123)
Disposal of property and equipment	11,346	2,954
Purchase of investments	(2,542,124)	(2,798,053)
Proceeds and distributions from investments	2,619,646	2,374,413
Net cash provided by / (used in) investing activities	(710,469)	(457,566)
Financing activities
Payable to customers	(19,358)	31,769
Proceeds from loans payable	153,064	391,761
Repayments of loans payable	(168,421)	(236,045)
Margin loans payable, net	(178,445)	0
Proceeds from / (repayments of) notes payable, net of issuance costs	416,153	0
Share issuance, net of costs	522,473	122,562
Distributions	(49,308)	(55,258)
Cancellation of Class A Units withheld	(47,314)	(14,591)
Net cash provided by / (used in) financing activities	628,844	240,198
Net increase / (decrease) in cash and cash equivalents	675,323	(44,633)
Cash and cash equivalents, beginning of period	462,103	316,610
Cash and cash equivalents, end of period	1,137,426	271,977
Cash paid during the year for:
Interest	35,868	20,366
Taxes	5,203	7,445
Significant noncash investing and financing activities:
Digital assets loan receivable, net of allowance	722,662	219,147
Payables to customers - digital assets	87,087	61,653
Assets posted as collateral	438,228	99,484
Digital assets borrowed	1,567,153	765,490
Collateral payable	1,200,340	494,496
Purchase of investments with noncash contributions	297,373	12,947
Proceeds from investments included in receivables	70	0
Proceeds from investments received as non-cash contributions	223,961	126,986
Additions to property, plant and equipment and intangible assets	121,438	160
Disposals of property, plant and equipment and intangible assets	1,219	0
Reclassification between digital assets receivable and investments	2,192	0
Origination of loans receivable with noncash consideration	$ 0	$ 9,507